FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Real Estate Acquired in Settlement of Loans
Charge-offs to allowance for loan losses at the time of foreclosure	$ 276,000	$ 310,000
Charge-offs to allowance for loan losses at the time of foreclosure as a percentage of principal balance	5.00%	6.00%
Impairment losses related to goodwill	$ 0	$ 0	$ 0
Single-family residential loans | Minimum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	45 days
Single-family residential loans | Maximum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection	60 days